Annual Total Returns[BarChart] - Invesco SP Spin-Off ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.80%	26.95%	51.84%	1.39%	(12.05%)	14.67%	20.79%	(17.83%)	20.93%	10.56%